SUBSEQUENT EVENT (Details Narrative)	Feb. 13, 2023 $ / shares shares
Subsequent Event [Line Items]
Exercise price	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate shares of common stock | shares	240,000
Exercise price	$ 0.0001